Income Taxes, Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes Paid, Net [Abstract]
Federal	$ 4,394	$ 3,350
Foreign	0	0
Income taxes paid	4,669	3,585
West Virginia [Member]
Income Taxes Paid, Net [Abstract]
States	$ 275	$ 235